Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	26,200,000
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 550,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,982.62
Offering Note	Represents the maximum number of shares to be offered to the purchasers identified in this prospectus supplement and the underwriting agreement with Leerink Partners LLC.